SIGNIFICANT ACCOUNTING POLICIES - Impairment of non-financial assets (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Impairment loss on non-financial assets	$ 0